Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2012
SEXTANT GLOBAL HIGH INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Sextant Global High Income Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Global High Income Fund began operations on March 30, 2012 (the date of this Prospectus) and had not yet made any purchases or sold any portfolio securities, and therefore does not have a portfolio turnover rate to report.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" are based on estimated amounts for the initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global High Income Fund invests in a globally diversified portfolio of income-producing debt and equity securities. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund normally includes securities from at least three countries outside the U.S.

Under normal circumstances, the Fund invests its assets as follows:

  No more than 50% in common stocks
  No more than 50% in securities of U.S. issuers
  No more than 50% in bonds rated A- or higher
  No more than 33% in securities of emerging market issuers
  No hedges, credit default swaps, or other transactions involving leverage or borrowings

Risk [Heading]	rr_RiskHeading

Principal Risks of Investing

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Global High Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, currencies, industries and companies in which the Fund invests.

Investment in the Fund entails the risks of both equity and debt securities, although it seeks to mitigate these risks through a widely diversified portfolio that includes foreign and domestic stocks and bonds. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond’s maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond’s credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Issuers of high yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest, principal, and dividend payments as expected. Investments in high yield securities can be speculative in nature. High yield bonds may have low or no ratings, and may be considered “junk bonds.” The prices of high yield securities generally fluctuate more than those of higher quality. High yield securities are generally more illiquid (harder to sell) and harder to value.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Global High Income Fund began operations on March 30, 2012, and consequently has no historical returns to report. Future reports will show how the Fund's average annual total returns for the required time periods compare to the S&P Global 1200 Index.

A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Global High Income Fund began operations on March 30, 2012, and consequently has no historical returns to report.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
SEXTANT GLOBAL HIGH INCOME FUND | Sextant Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (varies with performance)	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	397

[1]	The "Other Expenses" are based on estimated amounts for the initial fiscal year.
[2]	The adviser has committed through March 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.